[redacted] C/K 1394/565

For Internal Use Only
Sec File No. 91-01671

07071139

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 2 0 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**
1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **International Securities Exchange, LLC**	
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **Clearinghouse.**	
3. Class of New Derivative Securities Product: **Securities Options.**	
4. Name of Underlying Instrument: **Keefe, Bruyette & Woods Mortgage Finance Index**	
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based: **The Index referred to in Item 4 above is Narrow-Based.**	
6. Ticker Symbol(s) of New Derivative Securities Product: **Keefe, Bruyette & Woods Mortgage Finance Index – MFX**	
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: **New York Stock Exchange, Nasdaq Global Market and American Stock Exchange.**	
8. Settlement Methodology of New Derivative Securities Product: **A.M., Cash-Settled.**	
9. Position Limits of New Derivative Securities Product (if applicable): **31,500 Contracts – MFX**	

Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.	
Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**June 19, 2007**

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 2 0 2007

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.iseoptions.com

June 19, 2007

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
2007
DIVISION OF MARKET REGULATION

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) Narrow-based Index

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the Keefe, Bruyette & Woods Mortgage Finance Index. This security is a narrow-based index listed for trading pursuant to ISE Rule 2002.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 20 2007

END